Cover	Oct. 27, 2026
Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Oct. 27, 2026
Entity Registrant Name	BXP, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	1-13087
Entity Tax Identification Number	04-2473675
Entity Address, Address Line One	800 Boylston Street, Suite 1900
Entity Address, City or Town	Boston
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02199
City Area Code	617
Local Phone Number	236-3300
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001037540
Amendment Flag	false
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	BXP
Security Exchange Name	NYSE
Boston Properties Limited Partnership [Member]
Entity Information [Line Items]
Entity Registrant Name	BOSTON PROPERTIES LIMITED PARTNERSHIP
Entity Incorporation, State or Country Code	DE
Entity File Number	0-50209
Entity Tax Identification Number	04-3372948
Entity Emerging Growth Company	false
Entity Central Index Key	0001043121
Amendment Flag	false